Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Consolidated condensed statements of comprehensive income [Abstract]
Loss for the period	$ (9,842)	$ (11,064)
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	79,781	28,004
Currency translation differences	(5,134)	(2,480)
Tax effect	(15,863)	(5,510)
Net income recognized directly in equity	58,784	20,014
Cash flow hedges	12,140	14,038
Tax effect	(3,035)	(3,510)
Transfers to income statement	9,105	10,528
Other comprehensive income	67,889	30,542
Total comprehensive income for the period	58,047	19,478
Total comprehensive income attributable to non-controlling interests	(9,060)	(8,346)
Total comprehensive income attributable to the Company	$ 48,987	$ 11,132